Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Loans and Borrowings	LOANS AND BORROWINGS
Accounting policies
Financial liabilities are initially recognized at fair value, net of directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest rate method.
The Group derecognizes financial liabilities when the contractual obligations are discharged, cancelled or expire.
The bonds convertible or exchangeable into new or existing shares (OCEANEs—see Note 20.1 - "Breakdown of convertible loan") are recognized as follows: in accordance with IAS 32, Financial Instruments—Presentation, if a financial instrument has different components and the characteristics indicate that some should be classified as liabilities and others as equity, the issuer must recognize the different components separately.
The liability component is measured, at the date of issuance, at its fair value on the basis of future contractual cash flows discounted at market rates (taking into consideration the issuer's credit risk) of a debt having similar characteristics but without the conversion option.
The value of the conversion option is measured by the difference between the bond's issue price and the fair value of the liability component. After deduction of the pro rata portion of expenses related to the transaction, this amount is recognized in the line item "Share premium" under shareholders' equity and is subject to a calculation of deferred tax according to IAS 12.28.
The liability component (after deduction of the pro rata portion of the transaction expenses attributed to the liability and the conversion option) is measured at amortized cost. A non-monetary interest expense, recorded in net loss is calculated using an effective interest rate to progressively bring the debt component up to the amount which will be repaid (or converted) at maturity. A deferred tax liability is calculated on the basis of this amount. The shareholders' equity component is not remeasured.
Breakdown of convertible loan
Introduction
On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million, which was renegotiated in 2020 and 2021.
Year-end balances and key terms and conditions are as follows:
Updated balances

As of 31/12/2023 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2024 :
Number of bonds	1,902,698
Nominal amount of the loan	56,319,860.80€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
It should be noted that 1,882,891 of the OCEANEs above have been repurchased and cancelled in 2025. For further information related to financing, refer to Note 2.2 - "Major events after the period".
Nominal annual interest rate
The nominal annual interest rate is 3.5%, payable semi-annually in arrears.
Repayment Terms
Final reimbursement is scheduled for October 16, 2025.
Redemption prior to maturity at the option of the Company is possible if the arithmetic volume-weighted average price of GENFIT's listed share price and the then prevailing conversion ratio over a 20 day trading period exceeds 1.5 times the nominal value of the OCEANEs.
Conversion ratio and terms
The conversion ratio is 5.5 ordinary shares per bond.
There are no specific terms that need to be met for a holder of OCEANEs to convert their debt into GENFIT shares.
Conversions
There were no conversions in 2023. In 2024, 20,964 bonds were converted into 115,302 common shares.
Conversion / exchange premium
The conversion / exchange premium is 30% relative to GENFIT's reference share price (22.77€).
Maximum Dilution
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 21.2% of the share capital of the Company at December 31, 2023 (representing a 17.5% dilution if all OCEANEs were converted).
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 20.9% of the share capital of the Company at December 31, 2024 (representing a 17.3% dilution if all OCEANEs were converted).
Deferred taxes
Deferred tax assets and deferred tax liabilities related to the OCEANEs are disclosed in Note 11.2 - "Income Tax - Deferred tax assets and liabilities".
Current and non current balances

Convertible loans - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	52,622	54,572
TOTAL	52,622	54,572

Convertible loans - Current	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	415	54,572
TOTAL	415	54,572

Convertible loans - Non current	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	52,206	—
TOTAL	52,206	0
Breakdown of other loans and borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	11,578	2,496
Obligations under leases	5,884	5,060
Accrued interests	7	5
Bank overdrafts	89	—
TOTAL	17,557	7,561

Other loans and borrowings - Current	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	6,339	859
Obligations under leases	1,076	1,145
Accrued interests	7	5
Bank overdrafts	89	—
TOTAL	7,510	2,009

Other loans and borrowings - Non current	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	5,239	1,637
Obligations under leases	4,808	3,915
Accrued interests	—	—
Bank overdrafts	—	—
TOTAL	10,047	5,552
20.2.1.Refundable and conditional advances
There were no refundable and conditional advances outstanding at December 31, 2024.
The following table shows no refundable and conditional advances outstanding at December 31, 2023.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Cancellations	Effects of discounting	Net book value As of 2023/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	(3,229)	—	—
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	(3,229)	—	—

BPI France - IT-DIAB
On December 23, 2008, the Group received an advance from Bpifrance (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.
The conditional advance was not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.
As provided in the project assistance contract, the Group sent a letter to Bpifrance in December 2019 in order to notify it of GENFIT's Labcorp and Terns Pharmaceuticals contracts while indicating that elafibranor was now aimed at treating hepatic diseases and no longer type 2 diabetes as provided for in the aid agreement. The Group proposed to Bpifrance to establish a statement of abandonment of the IT-DIAB project on which the above advance is based. On October 20, 2023, BPI France formally recognized the failure of the project and therefore wrote off their outstanding receivable. As of December 31, 2023, GENFIT had no remaining obligation, and thus the liability was reversed with the related income recorded in "Other income" on the consolidated statement of operations.
20.2.2.Bank loans
In the context of the COVID-19 pandemic, in 2021 the Company secured several State-Guaranteed Loans (or "Prêt Garanti par l'Etat (PGE) Bancaire") and Subsidized Loans (or "BPI Prêt Taux Bonifié").
Bank loans consisted of the following as of December 31, 2022 and 2023 with the following interest rates and repayment terms:

Bank loans	Loan	Facility	Interest	Available As of 2024/12/31	Installments	Outstanding As of 2023/12/31	Outstanding As of 2024/12/31
(in € thousands)	date	size	rate
AUTRES	-	—	—%	—	0	13	9
CDN PGE	June 2021	900	1.36%	—	8 quarterly	675	—
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	1,650	—
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	3,675	—
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	2,250	—
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	1,500	1,100
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	1,820	1,380
TOTAL						11,583	2,489
The effective interest rates are follows for the PGE loans:
•CDN PGE (loan of €900): 2.08% per annum
•CIC PGE (loan of €2,200): 1.46% per annum
•BNP PGE (loan of €4,900): 1.16% per annum
•NATIXIS PGE (loan of €3,000): 1.11% per annum
•BPI PGE (loan of €2,000): 1.65% per annum
Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2024/12/31	1 year	2 years	3 years	4 years	5 years	5 years
TOTAL - Refundable and conditional advances	—	—	—	—	—	—	—
Convertible loans	56,731	56,731	—	—	—	—	—
Bank loans	2,496	859	867	771	—	—	—
Leases	5,060	1,145	1,159	1,172	1,186	398	—
Accrued interests	5	5	—	—	—	—	—
Bank overdrafts	—	—	—	—	—	—	—
TOTAL - Other loans and borrowings	64,292	58,740	2,025	1,943	1,186	398	—
TOTAL	64,292	58,740	2,025	1,943	1,186	398	—
The values in the table above are contractual, undiscounted values.
Reconciliation of liabilities arising from financing activities

	As of	Cash flows	Non cash changes		As of
	31/12/2023		Conversions	Debt accretion*	31/12/2024
Convertible loans	52,622		(621)	2,570	54,572
Bank loans	11,578	(9,082)			2,496
Bank overdrafts	89	(89)			—
Obligations under leases	5,884	(1,113)		289	5,060
TOTAL	70,172	(10,283)	(621)	2,860	62,128
*Convertible loans progressively accrete up to their nominal value as the final reimbursement approaches (in this case, October 16, 2025).
The Group's obligations under leases accretion relates solely to annual contractual price indexation increases.